Operating Partnership Selected Quarterly Financial Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per share data)
2018
Revenues	$215,839	$220,390	$216,659	$216,607	$869,495
Net income	58,169	48,059	69,923	68,551	244,702
Net income attributable to Class A shareholders	15,830	13,146	19,484	18,605	67,065
Net income per Class A share (basic)	$0.22	$0.19	$0.27	$0.26	$0.94
Net income per Class A share (diluted)	$0.22	$0.18	$0.27	$0.26	$0.94
2017
Revenues	$183,899	$184,456	$182,798	$214,542	$765,695
Net income	46,692	43,875	43,700	31,723	165,990
Net income attributable to Class A shareholders	11,348	10,680	11,025	8,722	41,775
Net income per Class A share (basic)	$0.20	$0.19	$0.18	$0.12	$0.68
Net income per Class A share (diluted)	$0.20	$0.18	$0.18	$0.12	$0.67

	Quarter
	First	Second	Third	Fourth	Total
	(in thousands, except per unit data)
2018
Revenues	$215,839	$220,390	$216,659	$216,607	$869,495
Net income	58,169	48,059	69,923	68,551	244,702
Net income per Operating Partnership unit (basic)	$0.22	$0.18	$0.26	$0.26	$0.92
Net income per Operating Partnership unit (diluted)	$0.22	$0.18	$0.26	$0.26	$0.92
2017
Revenues	$183,899	$184,456	$182,798	$214,542	$765,695
Net income	46,692	43,875	43,700	31,723	165,990
Net income per Operating Partnership unit (basic)	$0.19	$0.18	$0.18	$0.12	$0.67
Net income per Operating Partnership unit (diluted)	$0.19	$0.18	$0.18	$0.12	$0.66